Schedule of Investments(a)
September 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–74.12%
Aerospace & Defense–0.87%
Parsons Corp., Conv., 0.25%, 08/15/2025	$9,000,000	$9,306,000
Airlines–1.50%
American Airlines Group, Inc., Conv., 6.50%, 07/01/2025	4,568,000	4,629,668
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026	2,142,000	1,531,530
Southwest Airlines Co., Conv., 1.25%, 05/01/2025	6,731,000	7,708,678
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	2,620,000	2,244,030
		16,113,906
Apparel Retail–0.57%
Burlington Stores, Inc., Conv., 2.25%, 04/15/2025	6,410,000	6,121,550
Application Software–10.56%
Avalara, Inc., Conv., 0.25%, 08/01/2026	10,300,000	10,011,600
Bentley Systems, Inc., Conv., 0.13%, 01/15/2026	9,674,000	8,121,323
Bill.com Holdings, Inc., Conv., 0.00%, 04/01/2027(b)(c)	15,831,000	12,435,250
Blackline, Inc., Conv., 0.00%, 03/15/2026(c)	2,721,000	2,214,894
Box, Inc., Conv., 0.00%, 01/15/2026(c)	4,000,000	4,424,000
Coupa Software, Inc., Conv., 0.38%, 06/15/2026	11,030,000	8,531,705
Datadog, Inc., Conv., 0.13%, 06/15/2025	4,979,000	5,937,458
Dropbox, Inc., Conv., 0.00%, 03/01/2026(c)	9,383,000	8,205,434
Five9, Inc., Conv., 0.50%, 06/01/2025	10,701,000	9,732,559
HubSpot, Inc., Conv., 0.38%, 06/01/2025	1,200,000	1,421,400
Nice Ltd. (Israel), Conv., 0.00%, 09/15/2025(c)	9,925,000	9,195,512
RingCentral, Inc., Conv., 0.00%, 03/01/2025(c)	7,750,000	6,558,438
Splunk, Inc., Conv., 1.13%, 06/15/2027	14,793,000	11,712,748
Tyler Technologies, Inc., Conv., 0.25%, 03/15/2026	12,415,000	11,794,250
Workiva, Inc., Conv., 1.13%, 08/15/2026	2,500,000	2,941,250
		113,237,821
Asset Management & Custody Banks–1.00%
Ares Capital Corp., Conv., 4.63%, 03/01/2024	10,500,000	10,769,063
Automobile Manufacturers–1.58%
Ford Motor Co., Conv., 0.00%, 03/15/2026(c)	18,372,000	16,893,054
Principal Amount		Value
Biotechnology–5.22%
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027(b)	$7,770,000	$7,583,520
BioMarin Pharmaceutical, Inc., Conv., 1.25%, 05/15/2027	6,800,000	6,787,080
Cerevel Therapeutics Holdings, Inc., Conv., 2.50%, 08/15/2027(b)	4,500,000	4,178,250
Cytokinetics, Inc., Conv., 3.50%, 07/01/2027(b)	2,000,000	2,396,000
Exact Sciences Corp., Conv., 0.38%, 03/15/2027	6,371,000	4,439,638
Halozyme Therapeutics, Inc.,
Conv., 0.25%, 03/01/2027	3,900,000	3,319,875
1.00%, 08/15/2028(b)	4,079,000	3,829,161
Insmed, Inc.,
Conv., 1.75%, 01/15/2025	3,283,000	3,211,185
0.75%, 06/01/2028	5,000,000	4,582,500
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	11,700,000	12,577,500
Sarepta Therapeutics, Inc., Conv., 1.25%, 09/15/2027(b)	3,000,000	3,103,500
		56,008,209
Cable & Satellite–2.35%
Cable One, Inc., Conv., 1.13%, 03/15/2028	8,000,000	5,800,000
DISH Network Corp., Conv., 0.00%, 12/15/2025(c)	10,800,000	7,138,800
Liberty Broadband Corp.,
Conv., 1.25%, 10/05/2023(b)(d)	5,290,000	5,025,500
2.75%, 10/05/2023(b)(d)	7,575,000	7,281,272
		25,245,572
Coal & Consumable Fuels–0.41%
Peabody Energy Corp., Conv., 3.25%, 03/01/2028(b)	3,000,000	4,416,000
Communications Equipment–0.83%
Lumentum Holdings, Inc.,
Conv., 0.50%, 12/15/2026	7,550,000	7,078,125
0.50%, 06/15/2028(b)	2,230,000	1,788,460
		8,866,585
Construction Machinery & Heavy Trucks–0.52%
Greenbrier Cos., Inc. (The), Conv., 2.88%, 04/15/2028	7,000,000	5,526,500
Data Processing & Outsourced Services–1.46%
Block, Inc.,
Conv., 0.13%, 03/01/2025	4,000,000	3,645,000
0.00%, 05/01/2026(c)	7,653,000	6,011,432
Shift4 Payments, Inc., Conv., 0.00%, 12/15/2025(c)	6,815,000	6,048,312
		15,704,744

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Distillers & Vintners–0.35%
MGP Ingredients, Inc., Conv., 1.88%, 11/15/2026(b)(d)	$3,000,000	$3,746,309
Diversified Metals & Mining–0.16%
Lithium Americas Corp. (Canada), Conv., 1.75%, 01/15/2027(b)	2,000,000	1,763,000
Education Services–0.67%
Stride, Inc., Conv., 1.13%, 09/01/2027	7,000,000	7,136,500
Gas Utilities–0.48%
UGI Corp., Conv. Investment Units, 7.25%, 06/01/2024	64,300	5,127,925
Health Care Equipment–3.60%
CONMED Corp., Conv., 2.25%, 06/15/2027(b)	10,000,000	8,650,000
DexCom, Inc., Conv., 0.25%, 11/15/2025	17,880,000	16,561,350
Insulet Corp., Conv., 0.38%, 09/01/2026	11,300,000	13,373,550
		38,584,900
Health Care Services–0.15%
Guardant Health, Inc., Conv., 0.00%, 11/15/2027(c)	2,163,000	1,584,857
Hotel & Resort REITs–1.03%
Pebblebrook Hotel Trust, Conv., 1.75%, 12/15/2026	12,876,000	11,047,608
Hotels, Resorts & Cruise Lines–5.14%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(c)	12,450,000	10,370,850
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	11,004,000	13,274,125
Expedia Group, Inc., Conv., 0.00%, 02/15/2026(c)	13,034,000	11,338,696
Marriott Vacations Worldwide Corp., Conv., 0.00%, 01/15/2026(c)	10,000,000	9,239,293
Royal Caribbean Cruises Ltd.,
Conv., 4.25%, 06/15/2023	4,346,000	4,248,215
6.00%, 08/15/2025(b)	6,300,000	6,668,550
		55,139,729
Industrial Machinery–0.51%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	6,600,000	5,491,200
Interactive Home Entertainment–0.83%
Sea Ltd. (Singapore), Conv., 0.25%, 09/15/2026	4,900,000	3,417,750
Spotify USA, Inc., Conv., 0.00%, 03/15/2026(c)	7,000,000	5,530,000
		8,947,750
Interactive Media & Services–1.31%
Snap, Inc.,
Conv., 0.00%, 05/01/2027(c)	13,100,000	9,097,950
0.13%, 03/01/2028(b)	4,000,000	2,700,000
Principal Amount		Value
Interactive Media & Services–(continued)
Twitter, Inc., Conv., 0.00%, 03/15/2026(c)	$2,500,000	$2,301,060
		14,099,010
Internet & Direct Marketing Retail–0.72%
Etsy, Inc.,
Conv., 0.13%, 09/01/2027	4,778,000	4,221,363
0.25%, 06/15/2028	4,450,000	3,464,325
		7,685,688
Internet Services & Infrastructure–3.32%
Akamai Technologies, Inc.,
Conv., 0.13%, 05/01/2025	6,600,000	6,738,600
0.38%, 09/01/2027	3,500,000	3,274,250
Cloudflare, Inc., Conv., 0.00%, 08/15/2026(c)	12,560,000	9,821,920
Okta, Inc., Conv., 0.38%, 06/15/2026	8,582,000	6,706,833
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	11,077,000	9,110,832
		35,652,435
Investment Banking & Brokerage–1.30%
JPMorgan Chase Financial Co. LLC, Conv., 0.25%, 05/01/2023(b)	12,378,000	12,650,316
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(b)	1,500,000	1,323,750
		13,974,066
Leisure Facilities–0.76%
Vail Resorts, Inc., Conv., 0.00%, 01/01/2026(c)	9,262,000	8,110,039
Life Sciences Tools & Services–1.08%
CryoPort, Inc., Conv., 0.75%, 12/01/2026(b)	3,500,000	2,566,429
Illumina, Inc., Conv., 0.00%, 08/15/2023(c)	6,500,000	6,240,218
NeoGenomics, Inc., Conv., 0.25%, 01/15/2028	4,275,000	2,780,138
		11,586,785
Mortgage REITs–0.16%
Blackstone Mortgage Trust, Inc., Conv., 5.50%, 03/15/2027	2,000,000	1,706,250
Movies & Entertainment–2.49%
IMAX Corp., Conv., 0.50%, 04/01/2026	5,260,000	4,359,488
Liberty Media Corp., Conv., 0.50%, 09/01/2024(b)(d)	13,300,000	13,798,750
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027(b)	9,200,000	8,560,600
		26,718,838
Multi-Utilities–1.62%
NiSource, Inc., Conv. Investment Units, 7.75%, 03/01/2024	172,700	17,371,893
Oil & Gas Exploration & Production–4.21%
EQT Corp., Conv., 1.75%, 05/01/2026	8,584,000	23,697,948
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co., Conv., 0.25%, 05/15/2025	$9,878,000	$21,445,138
		45,143,086
Packaged Foods & Meats–1.03%
Post Holdings, Inc., Conv., 2.50%, 08/15/2027(b)	11,170,000	11,086,225
Pharmaceuticals–0.76%
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	8,300,000	8,185,875
Renewable Electricity–1.42%
NextEra Energy Partners L.P., Conv., 0.00%, 11/15/2025(b)(c)	12,023,000	12,058,554
Sunnova Energy International, Inc., Conv., 2.63%, 02/15/2028(b)	3,500,000	3,129,000
		15,187,554
Research & Consulting Services–1.05%
KBR, Inc., Conv., 2.50%, 11/01/2023	6,430,000	11,207,490
Restaurants–0.58%
Cheesecake Factory, Inc. (The), Conv., 0.38%, 06/15/2026	7,998,000	6,223,444
Semiconductor Equipment–1.48%
Enphase Energy, Inc., Conv., 0.00%, 03/01/2028(c)	11,450,000	13,648,400
SolarEdge Technologies, Inc., Conv., 0.00%, 09/15/2025(c)	2,000,000	2,187,000
		15,835,400
Semiconductors–5.98%
Impinj, Inc., Conv., 1.13%, 05/15/2027(b)	5,200,000	5,149,398
MACOM Technology Solutions Holdings, Inc., Conv., 0.25%, 03/15/2026	7,200,000	6,795,000
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	24,324,000	24,750,908
ON Semiconductor Corp., Conv., 0.00%, 05/01/2027(c)	7,200,000	9,529,200
Silicon Laboratories, Inc., Conv., 0.63%, 06/15/2025	4,275,000	5,082,120
Wolfspeed, Inc., Conv., 0.25%, 02/15/2028(b)	12,200,000	12,822,200
		64,128,826
Systems Software–2.51%
Palo Alto Networks, Inc., Conv., 0.75%, 07/01/2023	10,900,000	20,235,850
Rapid7, Inc., Conv., 0.25%, 03/15/2027	8,775,000	6,701,106
		26,936,956
Technology Hardware, Storage & Peripherals–1.14%
Western Digital Corp., Conv., 1.50%, 02/01/2024	12,800,000	12,185,519
Trucking–1.41%
Lyft, Inc., Conv., 1.50%, 05/15/2025	2,650,000	2,272,375
Principal Amount		Value
Trucking–(continued)
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(c)	$15,350,000	$12,815,831
		15,088,206
Total U.S. Dollar Denominated Bonds & Notes (Cost $864,197,508)		794,892,367
Shares
Preferred Stocks–18.07%
Asset Management & Custody Banks–1.17%
KKR & Co., Inc., 6.00%, Series C, Conv. Pfd.	231,213	12,582,611
Auto Parts & Equipment–0.30%
Aptiv PLC, 5.50%, Series A, Conv. Pfd.	33,466	3,185,963
Diversified Banks–4.25%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	19,500	22,873,500
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	18,900	22,755,600
		45,629,100
Electric Utilities–3.61%
American Electric Power Co., Inc., 6.13%, Conv. Pfd.	335,900	16,627,050
NextEra Energy, Inc., 6.93%, Conv. Pfd.	479,400	22,052,400
		38,679,450
Health Care Equipment–3.33%
Becton, Dickinson and Co., 6.00%, Series B, Conv. Pfd.	403,014	18,998,080
Boston Scientific Corp., 5.50%, Series A, Conv. Pfd.	165,481	16,749,987
		35,748,067
Independent Power Producers & Energy Traders–0.82%
AES Corp. (The), 6.88%, Conv. Pfd.	100,000	8,837,000
Industrial Machinery–1.52%
RBC Bearings, Inc., 5.00%, Series A, Conv. Pfd.	156,744	16,299,809
Life Sciences Tools & Services–1.56%
Danaher Corp., 5.00%, Series B, Conv. Pfd.	12,400	16,708,876
Wireless Telecommunication Services–1.51%
2020 Cash Mandatory Exchangeable Trust, 5.25%, Conv. Pfd.(b)	14,340	16,166,916
Total Preferred Stocks (Cost $202,029,967)		193,837,792
Money Market Funds–7.76%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(e)(f)	28,961,828	28,961,828
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(e)(f)	21,118,332	21,122,555
Invesco Treasury Portfolio, Institutional Class, 2.87%(e)(f)	33,099,232	33,099,232
Total Money Market Funds (Cost $83,177,729)		83,183,615
TOTAL INVESTMENTS IN SECURITIES–99.95% (Cost $1,149,405,204)		1,071,913,774
OTHER ASSETS LESS LIABILITIES—0.05%		588,892
NET ASSETS–100.00%		$1,072,502,666
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $174,876,910, which represented 16.31% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,593,320	$107,275,812	$(87,907,304)	$-	$-	$28,961,828	$157,430
Invesco Liquid Assets Portfolio, Institutional Class	7,285,927	76,625,580	(62,790,932)	4,901	(2,921)	21,122,555	116,556
Invesco Treasury Portfolio, Institutional Class	10,963,794	122,600,928	(100,465,490)	-	-	33,099,232	170,681
Total	$27,843,041	$306,502,320	$(251,163,726)	$4,901	$(2,921)	$83,183,615	$444,667

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$22,499,818	$772,392,549	$—	$794,892,367
Preferred Stocks	193,837,792	—	—	193,837,792
Money Market Funds	83,183,615	—	—	83,183,615
Total Investments	$299,521,225	$772,392,549	$—	$1,071,913,774
Invesco Convertible Securities Fund